LEASES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Apr. 02, 2020
Leases [Abstract]
Lessee, Operating Lease, Term of Contract				39 months
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 270,950
Lease Incentive Received			$ 139,000
Cash Paid for Lease Liabilities	153,432
Operating Leases, Rent Expense	$ 107,820	$ 107,540